Revenue Sources (Tables)	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers
	Years Ended December 31,
Customer	2020	2019
Medicare	$10,186	$10,605
Commercial Payers	$4,136	$7,589
Medicare Advantage	$3,566	$1,912
Client Billings	$2,582	$3,521